Condensed Consolidated Statements of Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Expenses
Research and development expenses		$ (14,329,000)	$ (4,071,000)
Administrative expenses		(26,416,000)	(8,309,000)
Total Expenses		(40,745,000)	(12,380,000)
Loss from operations		(40,745,000)	(12,380,000)
Interest income, net		2,349,000	3,672,000
Other income, net		528,000	54,000
Loss before income tax expense		(37,868,000)	(8,654,000)
Income tax expense		0	0
Net loss		(37,868,000)	(8,654,000)
Net loss attributable to noncontrolling interests		0	0
Net loss attributable to shareholders of NovaBridge		(37,868,000)	(8,654,000)
Other comprehensive income:
Unrealized gain on available-for-sale debt securities, net of tax		0	3,644,000
Foreign currency translation adjustments, net of tax		493,000	11,000
Total other comprehensive income		493,000	3,655,000
Comprehensive loss		(37,375,000)	(4,999,000)
Comprehensive loss attributable to redeemable noncontrolling interests		0	0
Comprehensive loss attributable to shareholders of NovaBridge		$ (37,375,000)	$ (4,999,000)
Weighted-average number of ordinary shares used in calculating net loss per share - basic		266,157,063	187,794,543
Weighted-average number of ordinary shares used in calculating net loss per share - diluted		266,157,063	187,794,543
Net loss per share - basic		$ (0.14)	$ (0.05)
Net Ioss per share - diluted		(0.14)	(0.05)
ADS
Other comprehensive income:
Net loss per share - basic	[1]	(0.33)	(0.11)
Net Ioss per share - diluted	[1]	$ (0.33)	$ (0.11)

[1]	American depositary shares, each ten (10) American depositary shares representing twenty-three (23) ordinary shares